UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21729

          BlackRock Global Opportunities Equity Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Global Opportunities Equity Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock Global Opportunities Equity Trust (BOE)

Shares		Description	Value

		COMMON STOCKS—63.6%
		Australia—4.2%
75,000		Commonwealth Bank of Australia	$ 2,219,859
500,000		Foster’s Group Ltd.	2,068,615
176,000		QBE Insurance Group Ltd.	2,252,315
110,000		St. George Bank Ltd.	2,224,521
550,000		Telstra Corp. Ltd.	2,114,807
500,000		Ten Network Holdings Ltd.	1,423,245

		Total Australia	12,303,362

		Bermuda—2.2%
870,000		Kerry Properties Ltd.	2,244,950
120,000	[1]	New Skies Satellites Holdings	2,484,000
584,000		Yue Yuen Industrial Holdings	1,842,117

		Total Bermuda	6,571,067

		Brazil—0.5%
147,000		Gerdau SA ADR	1,527,330

		Canada—1.7%
25,000		Canadian Imperial Bank of Commerce	1,631,592
110,000		CI Fund Management, Inc.	1,780,170
15,500		Fording Canadian Coal Trust	1,577,280

		Total Canada	4,989,042

		Cayman Islands—0.7%
460,000		ASM Pacific Technology	2,144,386

		Denmark—0.8%
72,000		Danske Bank A/S	2,247,868

		Finland—0.5%
57,000		Kesko Oyj	1,552,571

		France—1.8%
5,000		Areva SA	2,340,566
22,000		Schneider Electric SA	1,728,576
11,000		Societe Generale	1,202,686

		Total France	5,271,828

		Germany—4.2%
55,000		AWD Holding AG	2,512,159
46,500		Bilfinger Berger AG	2,401,618
56,000		Hannover Rueckversicherung AG	2,116,730
115,000		IVG Immobilien AG	2,337,656
65,000		MAN AG	3,029,050

		Total Germany	12,397,213

		Greece—0.8%
70,000		OPAP SA	2,279,564

		Hong Kong—4.3%
750,000		Citic Pacific Ltd.	2,198,578
385,000		CLP Holdings Ltd.	2,225,992
476,000		Hong Kong Exchanges & Clearing Ltd.	1,476,443
480,000		HongKong Electric Holdings Ltd.	2,278,922
1,705,000		New World Development Co. Ltd.	2,269,802
500,000		New World Development Ltd.	2,309,079

		Total Hong Kong	12,758,816

		Indonesia—0.5%
2,600,000		PT Indosat Tbk	1,537,594

		Ireland—0.5%
85,000		Irish Life and Permanent PLC	1,538,271

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares	Description	Value

	Italy—1.1%
84,000	ACEA SpA	$ 941,185
60,000	Enel SpA	514,781
63,000	Eni SpA	1,788,093

	Total Italy	3,244,059

	Japan—3.1%
260,000	KOMATSU Ltd.	2,448,114
415,000	NSK Ltd.	2,191,910
215,000	Showa Shell Sekiyu KK	2,329,060
200,000	TonenGeneral Sekiyu KK	2,127,378

	Total Japan	9,096,462

	Mexico—0.6%
450,000	Kimberly-Clark de Mexico SA de CV	1,627,265

	Netherlands—0.8%
76,000	ING Groep N.V.	2,301,403

	Norway—2.3%
220,000	DNB NOR ASA	2,301,008
60,000	Orkla ASA	2,353,672
225,000	Storebrand ASA	2,231,574

	Total Norway	6,886,254

	Singapore—1.9%
1,340,000	Singapore Exchange Ltd.	1,761,358
910,000	Singapore Telecommunications Ltd.	1,516,061
255,000	United Overseas Bank Ltd.	2,317,826

	Total Singapore	5,595,245

	South Africa—1.8%
585,000	African Bank Investments Ltd.	1,777,212
760,000	Edgars Consolidated Stores Ltd.	3,684,752

	Total South Africa	5,461,964

	South Korea—2.1%
39,000	Daelim Industrial Co.	2,393,104
30,000	Hyundai Heavy Industries	2,284,991
27,000	S-Oil Corp.	1,517,386

	Total South Korea	6,195,481

	Sweden—2.3%
200,000	D Carnegie AB	2,279,698
240,000	Nordea Bank AB	2,290,919
55,000	Sandvik AB	2,198,044

	Total Sweden	6,768,661

	Taiwan—2.4%
2,261,700	China Steel Corp.	1,884,251
2,875,000	Far Eastern Textile Co. Ltd.	2,318,877
1,927,436	Taishin Financial Holdings Co. Ltd.	1,375,933
1,525,000	Wan Hai Lines Ltd.	1,442,903

	Total Taiwan	7,021,964

	United Kingdom—13.1%
185,000	Arriva PLC	1,833,662
210,000	BAA PLC	2,228,450
378,350	BBA Group PLC	2,026,673
550,000	Bodycote International PLC	1,809,975
600,000	Brit Insurance Holdings PLC	938,091
172,000	Dairy Crest Group PLC	1,539,060
280,000	De La Rue PLC	1,936,133
200,000	Diageo PLC	2,758,285

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares		Description	Value

600,000		Eircom Group PLC	$ 1,231,780
330,000		Electrocomponents PLC	1,457,078
130,000		Exel PLC	2,152,762
240,000		IMI PLC	1,875,889
725,000		Legal & General Group PLC	1,458,617
975,000		Pilkington PLC	2,106,921
87,000		Provident Financial PLC	988,650
18,000		Rio Tinto PLC	2,387,700
35,000		Royal Dutch Shell PLC	2,144,800
165,000		Scottish & Newcastle PLC	1,328,048
115,000		Severn Trent PLC	1,978,919
140,000		Smiths Group PLC	2,358,260
170,000	[1]	Viridian Group PLC	2,296,236

		Total United Kingdom	38,835,989

		United States—9.4%
		Consumer Products—1.5%
42,000		Altria Group, Inc.	2,812,320
88,100		Vector Group Ltd.	1,710,021

			4,522,341

		Energy—2.3%
45,000		Consolidated Edison, Inc.	2,167,200
95,000		Pepco Holdings, Inc.	2,267,650
65,000		Southern Co. (The)	2,274,350

			6,709,200

		Financial Institutions—1.6%
60,000		Bank of America Corp.	2,616,000
65,000		Keycorp	2,225,600

			4,841,600

		Industrials—2.1%
44,000		Caterpillar, Inc.	2,372,040
60,000		RR Donnelley & Sons Co.	2,163,000
31,000		Southern Peru Copper Corp.	1,587,200

			6,122,240

		Telecommunications—1.9%
150,000		Alaska Communications Systems Group, Inc.	1,480,500
41,000		Commonwealth Telephone Enterprises, Inc.	1,754,800
115,000		PanAmSat Holding Corp.	2,328,750

			5,564,050

		Total United States	27,759,431

		Total Common Stocks (cost $184,153,689)	187,913,090

		SHORT-TERM INVESTMENTS—46.8%
		Money Market Fund—2.1%
6,287,169		Fidelity Institutional Money Market Prime Portfolio	6,287,169

Principal
Amount
(000)

		U.S. Agency Obligations—44.7%
$132,000		Federal Home Loan Bank Corp., zero coupon, 8/01/05	132,000,000

		Total Short-Term Investments (cost $138,287,169)	138,287,169

		Total investments before outstanding options written (cost $322,440,8582)	326,200,259

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN—(0.2)%
(110)	Royal Dutch Petroleum Co., strike price $60, expires 8/20/05	$ (7,700)
(240)	Caterpillar, Inc., strike price $47.70, expires 8/20/05	(1,200)
(165)	Genentech, Inc., strike price $85, expires 8/20/05	(11,550)
(300)	PetroChina Co. Ltd., strike price $75, expires 8/20/05	(6,750)
(31,000)	Weinerberger AG, strike price 37.4609 EUR, expires 8/19/05	(22,467)
(430,000)	Friends Provident PLC, strike price 1.8505 GBP, expires 8/20/05	(39,412)
(130,000)	Fortum Corp., strike price 13.5364 EUR, expires 8/20/05	(2,596)
(218,000)	Unilever PLC, strike price 5.4913 GBP, expires 8/20/05	(9,327)
(92,000)	Koninklijke Wessanen NV, strike price 12.805 EUR, expires 8/19/05	(21,777)
(600,000)	Advanced Info. Services PCL, strike price $95.8011, expires 8/19/05	(439,974)
(1,700,000)	Yang Ming Marine Transport, strike price 27.2779 TWD, expires 8/19/05	(70,202)
(97,000)	Hanjin Heavy Industries Co. Ltd., strike price 16,207 KRW, expires 8/19/05	(10,308)
(58,000)	Hanjin Shipping, strike price 25,613 KRW, expires 8/19/05	(26,340)
(33,000)	LG Engineering & Construction, strike price 39,138 KRW, expires 8/19/05	(37,825)
(238,000)	HKEx, strike price 23.5242 HKD, expires 9/06/05	(9,925)
(300)	Southern Peru Copper Corp., strike price $45, expires 9/17/05	(21,750)

	Total Outstanding Put Options Written (premium received $442,090)	(739,103)

	OUTSTANDING CALL OPTIONS WRITTEN—(5.5)%
(75,000)	Commonwealth Bank of Australia, strike price 38.7654 AUD, expires 8/03/05	(15,676)
(155)	Fording Canadian Coal Trust, strike price $100, expires 8/20/05	(69,750)
(57,000)	Kesko Oyj, strike price 21.8388 EUR, expires 8/19/05	(52,676)
(27,000)	Hyundai Heavy Industries Co. Ltd., strike price $59,189, expires 8/19/05	(35,535)
(30,000)	S Oil, strike price 78,536 KRW, expires 8/19/05	(61,167)
(515,000)	Citic Pacific Ltd., strike price $22.89 HKD, expires 8/19/05	(22,248)
(500)	Vector Group Ltd., strike price $20, expires 11/19/05	(31,250)
(650)	PanAmSat Holding, strike price $20, expires 9/17/05	(48,750)
(250)	Consolidated Edison, Inc., strike price $50, expires 11/19/05	(13,750)
(250)	Altria Group, strike price $70, expires 9/17/05	(18,750)
(400)	Southern Co., strike price $35, expires 11/19/05	(46,000)
(85,000)	Alaska Communication Systems Group, Inc., strike price $10.455, expires 9/06/05	(17,077)
(25,000)	Caterpillar, Inc., strike price $52.92, expires 9/16/05	(59,518)
(35,000)	RR Donnelley & Sons Co., strike price $36.924, expires 9/17/05	(15,449)
(15,000)	Canadian Imperial Bank of Commerce, strike price 280.27 CAD, expires 9/06/05	(17,159)
(55,000)	Pepco Holdings, Inc., strike price $23.97, expires 9/17/05	(22,017)
(22,000)	Daelim Industrial Co., strike price $1,853.20, expires 9/06/05	(134,403)
(120,000)	Showa Shell Sekiyu KK, strike price 1,239.81 JPY, expires 9/06/05	(16,133)
(110,000)	Tonengeneral Sekiyu KK, strike price 1240.9524 JPY, expires 9/06/05	(14,852)
(65,000)	St. George Bank Ltd., strike price 27.3513 AUD, expires 9/06/05	(13,018)
(740,000)	Singapore Exchange Ltd., strike price 2.2504 SGD, expires 9/06/05	(36,950)
(140,000)	United Overseas Bank Ltd., strike price 15.096 SGD, expires 9/06/05	(21,139)
(145,000)	KOMATSU Ltd., strike price 969 JPY, expires 9/06/05	(23,140)
(230,000)	NSK Ltd., strike price 619.96 JPY, expires 9/06/05	(12,611)
(475,000)	Kerry Properties Ltd., strike price 20.554 HKD, expires 9/06/05	(31,368)
(940,000)	New World Development Ltd., strike price 10.3413 HKD, expires 9/06/05	(55,050)
(235,000)	Citic Pacific Ltd., strike price 23.4713 HKD, expires 9/06/05	(7,714)
(275,000)	Orient Overseas International, strike price 36.7253 HKD, expires 9/06/05	(11,563)
(255,000)	ASM Pacific Technology, strike price 37.955 HKD, expires 9/06/05	(13,648)
(97,000)	QBE Insurance Group Ltd., strike price 1.02 AUD, expires 9/06/05	(20,134)
(12,000)	Schneider Electric SA, strike price 67.26 EUR, expires 9/06/05	(9,122)
(80,000)	Smiths Group PLC, strike price 67.26 GBP, expires 9/06/05	(25,099)
(250,000)	Kimberly-Clark de Mexico SA de CV, strike price 37.94 MXN, expires 9/06/05	(26,263)
(325,000)	Yue Yuen Industrial Holdings, strike price 24.786 HKD, expires 9/06/05	(27,933)
(105,000)	Arriva PLC., strike price 5.77 GBP, expires 9/06/05	(15,806)
(300,000)	Bodycote International PLC, strike price 193.64 GBP, expires 9/06/05	(2,476,628)
(30,000)	Sandvik AB, strike price 313.9406 SEK, expires 9/06/05	(26,663)

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

(125,000)	Storebrand ASA, strike price 66.9903 NOK, expires 9/06/05	$ (25,310)
(135,000)	IMI PLC, strike price 440.427 GBP, expires 9/06/05	(3,645,302)
(115,000)	BAA PLC, strike price 622.1231 GBP, expires 9/06/05	(976,100)
(95,000)	Viridian Group PLC, strike price 789.6293 GBP, expires 9/06/05	(59,878)
(35,000)	Eni SpA, strike price 23.75 EUR, expires 9/06/05	(15,667)
(35,000)	Orkla ASA, strike price 258.06 NOK, expires 9/06/05	(30,739)
(125,000)	Den Norske Bank ASA, strike price 69.4875 NOK, expires 9/06/05	(21,281)
(95,000)	Dairy Crest Group PLC, strike price 510.95 GBP, expires 9/06/05	(2,331,555)
(400,000)	Legal & General Group PLC, strike price 118.05 GBP, expires 9/06/05	(13,289)
(540,000)	Pilkington PLC, strike price 124.78 GBP, expires 9/06/05	(5,209,951)
(30,000)	AWD Holding AG, strike price 38.18 EUR, expires 9/06/05	(48,084)
(35,000)	Hannover Rueckversicherung AG, strike price 32.0295 EUR, expires 9/06/05	(18,675)
(45,000)	ING Groep N.V., strike price 25.4521 EUR, expires 9/06/05	(9,250)
(26,000)	Bilfinger Berger AG, strike price 44.07 EUR, expires 9//06/05	(16,226)
(3,000)	Areva SA, strike price 387.08 EUR, expires 9/06/05	(51,255)
(35,000)	MAN AG, strike price 38.89 EUR, expires 9/06/05	(45,025)
(135,000)	Nordea Bank AB, strike price 193.64 DKK, expires 9/06/05	(21,165)
(40,000)	Danske Bank A/S, strike price 197.6556, expires 9/06/05	(9,543)
(180)	Rio Tinto PLC, strike price 140, expires 10/22/05	(45,000)
(300)	Southern Peru Copper Corp., strike price $55, expires 9/17/05	(24,750)
(110,000)	D Carnegie AB, strike price 90.9575 SEK, expires 9/06/05	(25,885)

	Total Outstanding Call Options Written (premium received $13,267,126)	(16,209,937)

	Total Investments, net of outstanding options written—104.7%	309,251,219
	Liabilities in excess of other assets—(4.7%)	(14,021,073)

	Net Assets—100%	$ 295,230,146

[1]	Non-incoming producing security.
[2]	Cost for Federal income tax purposes is $322,441,438. The net unrealized appreciation on a tax basis is $3,758,821, consisting of $6,354,805 gross unrealized appreciation and $2,595,984 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Global Opportunities Equity Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005